Share-based payments (Narrative) (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Millions, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022 ILS (₪)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 ILS (₪) ₪ / shares	Jun. 30, 2022 USD ($)	Dec. 31, 2021 ILS (₪) Share ₪ / shares	Dec. 31, 2021 USD ($) Share $ / shares	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expenditure	₪ 1.0	$ 0.3	₪ 3.4	$ 1.0	₪ 12.7	$ 4.0	₪ 13.1	$ 4.0	$ 0.0
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | (per share)			₪ 0.43			$ 2.05
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | (per share)			₪ 0.51			$ 3.53
Investors, former shareholders
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercisable | Share					22,866,787	22,866,787
Investor | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | ₪ / shares					₪ 3.03
Investor | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | ₪ / shares					₪ 6
Investor | Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants Exercisable | Share					20,224,191	20,224,191
Former shareholder
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercisable | Share					2,412,596	2,412,596
Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercisable | Share					230,000	230,000
Employees | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | ₪ / shares					₪ 1.72
Employees | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | ₪ / shares					₪ 2.5